Summary of significant accounting policies - Foreign currency translation and transaction (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017
Summary of significant accounting policies
Translation adjustments included in accumulated other comprehensive loss	$ (308,571)	$ (41,025)
Historical rate	6.87	6.62
Average translation rate	6.83	6.51	6.81